Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of earnings per share, basic and diluted

	Three Months Ended March 31,
	2014	2013

Net loss	$(1,979,000)	$(793,000)
Weighted average number of common shares outstanding:
Basic and diluted	72,554,000	63,051,000
Net loss attributable to common stockholders per share:
Basic and diluted	$(0.03)	$(0.01)

	Successor		Predecessor (carve-out)
	Year ended December 31, 2013	November 12 - December 31, 2012	January 1 - November 11, 2012

Net loss	$(7,130,000)	$(375,000)	$(6,548,000)
Weighted average number of common shares outstanding:
Basic and diluted	67,803,000	60,883,000	—
Net loss attributable to common stockholders per share:
Basic and diluted	$(0.11)	$(0.01)	$—